Note 17 - Tax Expense - Income Tax Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Tax recognised in profit or loss
Current tax	$ 7,311	$ 3,783		$ 4,995
Income tax– current year	6,802	2,523		3,702
Income tax – Prior year under provision	29	1,075		71
Withholding tax expense – current year	480	580		1,222
Withholding tax expense – Prior year over provision		(395)
Deferred tax expense	2,979	3,662		3,696
Origination and reversal of temporary differences	2,979	3,662		3,696
Tax expense – recognised in profit or loss	10,290	7,445	[1]	8,691	[1]
Tax expense	$ 10,290	$ 7,445		$ 8,691

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.